Trade Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade accounts receivable, net
Trade accounts receivable	$ 1,061	$ 1,247
Provision for doubtful accounts	15	17
Total	1,046	1,230
Accounts Receivable (Textual) [Abstract]
Trade accounts receivable, impairment charges	1	1	2
Share of Nokia group of companies in consolidated net revenues	10.40%	13.90%	16.10%
Receivables sold without recourse	144
Financial cost of factored amount	$ 3